Liabilities Presented At Fair Value (Details) - Schedule of warrants to purchase preferred shares - Preferred F-2 shares [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities Presented At Fair Value (Details) - Schedule of warrants to purchase preferred shares [Line Items]
Risk-free interest rate	0.10%	1.70%	2.50%
Expected volatility	76.00%	80.00%	80.00%
Expected life (in years)	1 year 6 months	2 years 6 months	3 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%